Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | National Bank of Greece SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | National Bank of Greece SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Prosus NV, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | National Bank of Greece SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%